Combined Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2023	Jul. 03, 2022	Jul. 02, 2023	Jul. 03, 2022	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Statement of Comprehensive Income [Abstract]
Foreign currency translation adjustment, taxes	$ (30)	$ (65)	$ 9	$ 77	$ (99)	$ (94)	$ 120
Employee benefit plans, taxes	(18)		17	$ 1	29	8	(2)
Gain (loss) on derivatives and hedges, taxes	$ (4)		$ 9		$ 3	$ 0	$ 0